Joint Ventures - Summarized Balance Sheet of Joint Ventures (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 18,648,537	$ 20,029,506
Total current assets	27,381,576	30,251,775
Total assets	72,136,732	38,121,496
Liabilities
Payables to related party	937,066
Accounts payable and accrued expenses	4,168,821	1,730,308
Total current liabilities	29,227,491	19,641,525
Total liabilities	61,427,746	19,906,086
Shareholders' Equity
Additional paid-in capital	27,305,901	4,225,265
Accumulated losses	1,257,209	1,341,547
Total stockholders' equity	10,708,986	18,215,410	$ 16,410,375	$ 21,790,068
Total stockholders' equity and liabilities	72,136,732	38,121,496
BH Cape Holdings
Assets
Cash and cash equivalents	1,053	365,152
Other current assets	529	2,937,096
Total current assets	1,582	3,302,248
Total assets	1,582	3,302,248
Liabilities
Accounts payable and accrued expenses		1,097,221
Total current liabilities		1,097,221
Total liabilities		1,097,221
Shareholders' Equity
Additional paid-in capital	2,174,824	3,923,823
Accumulated losses	(2,173,242)	(1,718,800)
Total stockholders' equity	1,582	2,205,027
Total stockholders' equity and liabilities	$ 1,582	$ 3,302,248